CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) shares in Thousands	Jun. 30, 2016 shares
Condensed Statement Of Changes In Shareholders Equity Parenthetical
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF JUNE 30, 2016	86,357